INCOME TAXES (Schedule of Income Tax Reconciliation) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Amount
Federal income tax rate at 35%			$ (522,000)	$ (180,000)
State income tax, net of federal benefit
Change in valuation allowance			522,000	180,000
Benefit for income taxes
Percent
Federal income tax rate at 35%			35.00%	35.00%
State income tax, net of federal benefit			0.00%	0.00%
Change in valuation allowance			(35.00%)	(35.00%)
Benefit for income taxes			0.00%	0.00%